Equity (10Q) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stockholders' Equity [Abstract]
Key assumptions for fair value calculation, stock options
The fair value calculations are based on the following assumptions:
	Nine Months Ended September 30, 2015	Nine Months Ended September 30, 2014
Risk free interest rate	0.04% − 3.28%	0.04% − 3.73%
Expected life (years)	3.26 – 6.33	2.82 – 7.00
Expected volatility	120.74% – 198.38%	93.63% – 198.38%
Expected dividends	None	None

The fair value calculations are based on the following assumptions:
	Year Ended December 31, 2014	Year Ended December 31, 2013
Risk free interest rate	0.04% - 3.73%	0.40% - 4.92%
Expected life (years)	3.26 - 7.00	2.82 - 7.00
Expected volatility	91.99% - 198.38%	91.99% - 198.38%
Expected dividends	None	None
Estimated average forfeiture rate	10%	10%

Allocation of stock-based compensation expense related to stock option grants

The following table summarizes the allocation of stock-based compensation expense related to stock option grants for the three- and nine-month periods ended September 30, 2015 and 2014.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Research and development	$35	$16	$148	$64
Sales and marketing	26	17	112	54
General and administrative	47	29	192	112
Director options	8	3	35	12
Stock-based compensation expense	$116	$65	$487	$242

There were no stock options exercised during the years ended December 31, 2014 and 2013.
	Year Ended December 31, 2014	Year Ended December 31, 2013
Research and development	$77	$262
Sales and marketing	72	100
General and administrative	134	410
Director options	15	47
Stock-based compensation expense included in operating expenses	$298	$819

Summary of option activity

A summary of option activity under the Company’s plans as of September 30, 2015 and 2014 is as follows:

	2015				2014
Options	Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at January 1,	72,012	$0.04		$—	69,537	$0.05		$—
Granted	36,633	$0.02		$—	2,500	$0.03		$—
Forfeited or expired	(2,150)	$0.03		$—	(1,077)	$0.05		$—
Outstanding at September 30	106,495	$0.04	4.39	$—	70,960	$0.05	4.30	$—
Vested and expected to vest at September 30	103,820	$0.03	3.21	$—	63,996	$0.05	4.30	$—
Exercisable at September 30	69,757	$0.04	3.53	$—	55,102	$0.05	3.98	$—

The summary activity for the Company’s 2009 and 2011 Stock Compensation Plans, the 1999 Option Plan and Individual Plans is as follows:

	December 31, 2014				December 31, 2013
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life
Outstanding at beginning of period	69,537	$0.05			44,529	$0.05
Granted	4,500	$0.02	$27		26,553	$0.04	—
Forfeited/ Cancelled	(2,025)	$0.11			(1,545)	$0.11
Outstanding at period end	72,012	$0.04	—	4.18	69,537	$0.05	—	5.02
Options vested and exercisable at period end	57,058	$0.05	$7	3.86	43,379	$0.05	—	4.61
Weighted average grant-date fair value of options granted during the period	$0.04				$0.04

Summary of the significant ranges of outstanding and exercisable options

The following table summarizes significant ranges of outstanding and exercisable options as of September 30, 2015:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price Per Share	Number Outstanding	Weighted Average Exercise Price Per Share
$ 0.01 – $0.02	3,000	6.23	$0.02	584	$0.02
$ 0.02 – $0.03	53,170	5.21	$0.02	23,107	$0.02
$ 0.03 – $0.06	31,416	4.06	$0.05	27,157	$0.05
$ 0.06 – $0.20	18,909	2.32	$0.07	18,909	$0.07
	106,495	4.39	$0.04	69,757	$0.04

The following table summarizes significant ranges of outstanding and exercisable options as of December 31, 2014:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Options Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$0.00 – $0.50	72,012	4.18	$0.04	57,058	$0.05

Summary of the status of the Company's non-vested shares

The following table summarizes the Company’s non-vested option shares as of September 30, 2015:

Non-vested Option Shares	Shares	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2015	14,954	$0.04
Granted	36,633	$0.02
Forfeited	(1,020)	$0.02
Vested	(13,829)	$0.03
Non-vested at September 30, 2015	36,738	$0.02

A summary of the status of the Company’s non-vested shares as of December 31, 2014 is as follows:

Non-vested Shares	Shares	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2013	26,158	$0.04
Granted	4,500	$0.04
Forfeited	(598)	$0.03
Vested	(15,106)	$0.04
Non-vested at December 31, 2014	14,954	$0.04

Information with respect to the classes of Preferred Stock

Information with respect to the class of Preferred Stock at September 30, 2015 is as follows:

Class of Preferred Stock	Annual Dividend	Annual Dividend Payable, in Cash or In Kind	Liquidation Preference	Conversion Price	Total Preferred Shares Outstanding	Common Shares to be issued if Fully Converted
Series A-1	8%	Quarterly in Arrears	$1.00	$0.1400	929	6,633
Series B	10%	Quarterly in Arrears	$1.50	$0.0433	13,191	304,430
Series C	10%	Quarterly in Arrears	$1.50	$0.0225	5,356	238,056
Series D-1	10%	Quarterly in Arrears	$1.00	$0.0225	7,878	350,127
Series D-2	10%	Quarterly in Arrears	$1.00	$0.0500	6,223	124,470

Information with respect to the classes of Preferred Stock at December 31, 2014 is as follows:

Class of Preferred Stock	Issue Date	Annual Dividend	Annual Dividend Payable, in Cash or In Kind	Liquidation Preference	Conversion Price	Total Preferred Shares Outstanding	Common Shares to be issued if Fully Converted
Series A-1	May 2008	8%	Quarterly in Arrears	$1.00	$0.1400	875	6,252
Series B	August 2010	10%	Quarterly in Arrears	$1.50	$0.0433	12,251	282,750
Series C	December/ March 2011	10%	Quarterly in Arrears	$1.50	$0.0225	4,975	221,104
Series D-1	November 2012/ May and December 2013	10%	Quarterly in Arrears	$1.00	$0.0225	5,800	257,773
Series D-2	November 2012/ May and December 2013	10%	Quarterly in Arrears	$1.00	$0.0500	5,720	114,400
Total							882,279

Information with respect to dividends issued on the Company's preferred stock

Information with respect to in-kind dividends issued on the Company’s Preferred Stock for the three and nine-month periods ended September 30, 2015 and September 30, 2014 is as follows:

	Dividends				Beneficial Conversion Feature Related to Dividends
	Three Months Ended September 30,		Nine Months Ended September 30,		Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014	2015	2014	2015	2014
Series A-1	$18	$22	$53	$63	$—	$—	$—	$—
Series B	324	294	939	852	—	—	—	—
Series C	132	119	382	345	—	64	13	114
Series D-1	192	128	516	329	—	107	16	151
Series D-2	153	145	445	400	—	—	—	—
Total	$819	$708	$2,335	$1,989	$—	$171	$29	$265

Information with respect to dividends issued on the Company’s Preferred stock for the years ended December 31, 2014 and 2013 is as follows:

	December 31,		December 31,
	2014	2013	2014	2013
	Dividends		Beneficial Conversion Feature Related to dividends
Series A-1	$82	$78	$—	$—
Series B	1,149	1,044	—	—
Series C	468	433	152	191
Series D-1	472	131	195	59
Series D-2	541	402	—	—
Total	$2,712	$2,088	$347	$250

Summary of the warrants issued

A summary of the warrant activity is as follows:

	September 30, 2015		September 30, 2014
	Warrants	Weighted Average Exercise Price Per Share	Warrants	Weighted Average Exercise Price Per Share
Outstanding at beginning of period	213,521	$0.0284	77,155	$0.0289
Issued	40,560	0.0193	124,711	0.0275
Expired/Cancelled	(16,259)	0.0500	(28,052)	0.0225
Outstanding at end of period	237,822	$0.0264	173,814	$0.0286
Exercisable at end of period	237,822	$0.0264	173,814	$0.0286

A summary of the outstanding warrants is as follows:

	December 31, 2014		December 31, 2013
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding at beginning of period	77,155	$0.0289	151,722	$0.0269
Issued	153,767	$0.0275	51,110	$0.0283
Exercised	—	—	(12,411)	$0.0225
Expired	(17,401)	$0.0225	(113,266)	$0.0230
Outstanding at end of period	213,521	$0.0284	77,155	$0.0289
Exercisable at end of period	213,521	$0.0284	77,155	$0.0289

Status of the warrants outstanding

A summary of the status of the warrants outstanding and exercisable as of September 30, 2015 is as follows:

Number of Warrants		Weighted Average Remaining Life (Years)	Weighted Average Exercise Price Per Share
Warrants	27,400	2.52	$0.0225
Warrants	193,968	1.26	$0.0275
Warrants	3,294	0.13	$0.0500
Warrants	13,160	2.83	$0.0125
	237,822	1.48	$0.0264

A summary of the status of the warrants outstanding as of December 31, 2014 is as follows:

Number of Warrants Outstanding and Exercisable	Weighted Average Remaining Life	Weighted Average Exercise Price per share
8,643	1.95	$0.0275
204,878	0.52	$0.0500
213,521	1.89	$0.0284